Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Schedule of Minimum Annual Lease Commitments

At December 31, 2012 the minimum annual lease commitments under the leases having terms in excess of one year were as follows (in thousands):

Operating
Years Ending December 31,	leases
2013	$310
2014	85
2015	56
2016	27
2017	3
Thereafter	-
Total lease commitments	$481